Market Risk Benefits/Variable Annuity and Insurance Guarantees - Significant Inputs and Assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Market Risk Benefit [Line Items]
Market risk benefits	$ 1,103	$ 2,901	$ 4,829
Utilization of guaranteed withdrawals
Market Risk Benefit [Line Items]
Market Risk Benefit, Increase (Decrease) in Net Income From Assumption	39
Surrender rate
Market Risk Benefit [Line Items]
Market Risk Benefit, Increase (Decrease) in Net Income From Assumption	200	$ 185
Mortality rate
Market Risk Benefit [Line Items]
Market Risk Benefit, Increase (Decrease) in Net Income From Assumption	$ 49
Discounted cash flow | Nonperformance risk
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.0095	0.0065
Minimum | Discounted cash flow | Utilization of guaranteed withdrawals
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.000	0.000
Minimum | Discounted cash flow | Surrender rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.002	0.002
Minimum | Discounted cash flow | Market volatility
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.000	0.000
Minimum | Discounted cash flow | Mortality rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.000	0.000
Maximum | Discounted cash flow | Utilization of guaranteed withdrawals
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.480	0.480
Maximum | Discounted cash flow | Surrender rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.456	0.456
Maximum | Discounted cash flow | Market volatility
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.266	0.254
Maximum | Discounted cash flow | Mortality rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.416	0.545
Weighted average | Discounted cash flow | Utilization of guaranteed withdrawals
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.110	0.106
Weighted average | Discounted cash flow | Surrender rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.036	0.036
Weighted average | Discounted cash flow | Market volatility
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.121	0.114
Weighted average | Discounted cash flow | Nonperformance risk
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.0095	0.0065
Weighted average | Discounted cash flow | Mortality rate
Market Risk Benefit [Line Items]
Market risk benefits, measurement input	0.015	0.015